Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Pension plan		$ 18,267	$ 17,158
Changes in fair value of Level 3 financial assets
Fair value at the beginning of the period	8,894
Reclass of Level 2 inputs		15,127
Change in fair value recorded in cost of sales	(27,273)	(6,233)
Fair value at the end of the period	(18,380)	8,894
Recurring basis | Total estimated fair value
Assets:
Broker margin deposits	10,792	21,792	54,726
Pension plan	17,531	18,267	17,158
Total assets	269,460	538,510	646,412
Liabilities:
Total liabilities	(63,459)	(53,949)	(47,930)
Recurring basis | Total estimated fair value | Forward fixed price purchase and sale contracts
Assets:
Derivative assets	57,121	46,007	48,062
Liabilities:
Derivative liabilities	(55,754)	(38,197)	(34,474)
Recurring basis | Total estimated fair value | Mark to market loss related to RIN forward commitments
Liabilities:
Derivative liabilities		(6,166)
Recurring basis | Total estimated fair value | Swap agreements and option contracts
Assets:
Derivative assets		116	179
Liabilities:
Derivative liabilities	(778)	(108)	(54)
Recurring basis | Total estimated fair value | Interest rate cap
Assets:
Derivative assets		26	35
Recurring basis | Total estimated fair value | Interest rate collar and swap
Liabilities:
Derivative liabilities		(9,462)	(13,402)
Recurring basis | Total estimated fair value | Foreign currency derivatives
Assets:
Derivative assets			145
Liabilities:
Derivative liabilities		(16)
Recurring basis | Total estimated fair value | Inventories
Assets:
Hedged inventories	184,016	452,302	526,107
Recurring basis | Level 1
Assets:
Broker margin deposits	10,792	21,792	54,726
Pension plan	17,531	18,267	17,158
Total assets	28,323	40,133	71,938
Liabilities:
Total liabilities		(74)	(54)
Recurring basis | Level 1 | Swap agreements and option contracts
Assets:
Derivative assets		74	54
Liabilities:
Derivative liabilities		(74)	(54)
Recurring basis | Level 2
Assets:
Total assets	227,672	484,301	574,474
Liabilities:
Total liabilities	(31,614)	(48,692)	(47,876)
Recurring basis | Level 2 | Forward fixed price purchase and sale contracts
Assets:
Derivative assets	43,656	31,931	48,062
Liabilities:
Derivative liabilities	(23,909)	(33,014)	(34,474)
Recurring basis | Level 2 | Mark to market loss related to RIN forward commitments
Liabilities:
Derivative liabilities		(6,166)
Recurring basis | Level 2 | Swap agreements and option contracts
Assets:
Derivative assets		42	125
Liabilities:
Derivative liabilities	(778)	(34)
Recurring basis | Level 2 | Interest rate cap
Assets:
Derivative assets		26	35
Recurring basis | Level 2 | Interest rate collar and swap
Liabilities:
Derivative liabilities		(9,462)	(13,402)
Recurring basis | Level 2 | Foreign currency derivatives
Assets:
Derivative assets			145
Liabilities:
Derivative liabilities		(16)
Recurring basis | Level 2 | Inventories
Assets:
Hedged inventories	184,016	452,302	526,107
Recurring basis | Level 3
Assets:
Total assets	13,465	14,076
Liabilities:
Total liabilities	(31,845)	(5,183)
Recurring basis | Level 3 | Forward fixed price purchase and sale contracts
Assets:
Derivative assets	13,465	14,076
Liabilities:
Derivative liabilities	$ (31,845)	$ (5,183)